Junior Subordinated Debentures Held by Trust Subsidiaries - Narrative (Details) - subsidiary	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Number of trust subsidiaries in which the company owns all the common capital securities	8	8